Debt - Interest Expense Related to the Cash Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 33,701	$ 32,294	$ 42,318
Cash Convertible Notes
Debt Instrument [Line Items]
Coupon interest	7,000	7,000
Amortization of original issuance discount	30,170	28,864
Amortization of debt issuance costs	2,593	2,521
Total interest expense	$ 39,763	$ 38,385